Financial Instruments (Scheduled Maturities Of Available-For-Sale Securities) (Details) $ in Millions	May. 31, 2015 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	$ 8.8
Available-for-sale Securities, Market Value	8.8
Maturity, Less Than One Year
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	1.7
Available-for-sale Securities, Market Value	1.7
Maturity, One to Three Years
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	6.4
Available-for-sale Securities, Market Value	6.4
Maturity, Three to Five Years
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	0.7
Available-for-sale Securities, Market Value	$ 0.7